Summary of Significant Accounting Policies and Critical Accounting Estimates - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash at bank and on hand	$ 139,597	$ 137,615
Short-term bank deposits	518,117	301,565
Cash and Cash Equivalents	$ 657,714	$ 439,180	$ 290,011	$ 392,667